Statutory Reserves (Details) - Schedule of maximum statutory reserve amount	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Shanghai TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital | ¥			¥ 29,800,000
Maximum Statutory Reserve Amount | $		$ 14,900,000
Statutory reserve, description	($1,003,859)	($1,003,859)
Xi’an TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital | ¥			202,000,000
Maximum Statutory Reserve Amount | $		$ 101,000,000
Statutory reserve, description	($11,236,314)	($10,606,984)
Erdos TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital | ¥			120,000,000
Maximum Statutory Reserve Amount | $		$ 60,000,000
Statutory reserve, description	($2,914,869)	($2,914,869)
Xi’an Zhonghong [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital | ¥			30,000,000
Maximum Statutory Reserve Amount | $		$ 15,000,000
Statutory reserve, description	Did not accrue yet due to accumulated deficit	Did not accrue yet due to accumulated deficit
Shaanxi Huahong [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital | ¥			2,500,300
Maximum Statutory Reserve Amount | $		$ 1,250,150
Statutory reserve, description	Did not accrue yet due to accumulated deficit	Did not accrue yet due to accumulated deficit
Zhongxun [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital | ¥			¥ 35,000,000
Maximum Statutory Reserve Amount | $		$ 17,500,000
Statutory reserve, description	Did not accrue yet due to accumulated deficit	Did not accrue yet due to accumulated deficit
RMB [Member] | Shanghai TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve, description	6,564,303	6,564,303
RMB [Member] | Xi’an TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve, description	73,700,706	69,359,820
RMB [Member] | Erdos TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve, description	19,035,814	19,035,814
RMB [Member] | Xi’an Zhonghong [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve, description	Did not accrue yet due to accumulated deficit	Did not accrue yet due to accumulated deficit
RMB [Member] | Shaanxi Huahong [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve, description	Did not accrue yet due to accumulated deficit	Did not accrue yet due to accumulated deficit
RMB [Member] | Zhongxun [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve, description	Did not accrue yet due to accumulated deficit	Did not accrue yet due to accumulated deficit